Income Taxes (Total Income Tax Expense Recognized) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Provision for income taxes		¥ 131,388	¥ 95,245	¥ 186,594
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities		(27,157)	(41,961)	(21,897)
Net change of impact of changes in policy liability discount rate		32,471	43,576	23,126
Net change of debt valuation adjustments		(74)	20	(131)
Net change of defined benefit pension plans		5,554	1,630	4,889
Net change of foreign currency translation adjustments		(30,992)	(17,325)	(17,347)
Net change of unrealized gains (losses) on derivative instruments		(1,523)	3,514	4,734
Adjustments to retained earnings for changes in accounting principles	[1]	0	0	(4,511)
Other direct adjustments to shareholders' equity		32	36	214
Total income tax expense		¥ 109,699	¥ 84,735	¥ 175,671

[1]	The amount for fiscal 2022 reflects the tax effect of the adoption of Accounting Standards Update 2019-12 (“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)), and Accounting Standards Update 2018-12 (“Targeted Improvements to the Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”).